    As filed with the Securities and Exchange Commission September 20, 2000.
                                                              File No. 333-45301
                                                                        811-4732

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                  [ ]
                                    ------
         Post-Effective Amendment No.  6                              [X]
                                     ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 171                                            [X]
                      ------

                         HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               MARIANNE O'DOHERTY
                         HARTFORD LIFE INSURANCE COMPANY
                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:
   _____  immediately upon filing pursuant to paragraph (b) of Rule 485
   __X__  on October 2, 2000 pursuant to paragraph (b) of Rule 485
   _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
   _____  on ________ pursuant to paragraph (a)(1) of Rule 485
   _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                                  PARTS A AND B

The Prospectus and Statement of Additional Information (including all financial statements therein) are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 6, by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-45301), as filed on April 10, 2000 and declared effective on May 1, 2000.

A Supplement to the Prospectus, dated October 2, 2000 is included in Part A of this Post-Effective Amendment.

                                DIRECTOR ACCESS
                              SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY
      SUPPLEMENT DATED OCTOBER 2, 2000 TO THE PROSPECTUS DATED MAY 1, 2000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

In the "Definitions" section, the definition of "Commuted Value" is deleted and replaced with the following language:

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

In the "Highlights" section under the sub-section "Can I take out any of my money?", the first paragraph is deleted and replaced with the following language:

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.
--------------------------------------------------------------------------------

In the "Highlights" section, under the subsection "What Annuity Payout Options are available?" the second paragraph is deleted and replaced with the following:

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with a 10 year Period Certain Annuity Option. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. Please consult your Registered Representative or call us.

In the "General Contract Information" section, immediately under the table entitled "Hartford's Ratings" the following paragraph is added:

These ratings apply to Hartford's ability to meets its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

In the "Surrenders" section, under the sub-section entitled "What kinds of surrenders are available?", the paragraph entitled "Partial Surrenders after the Annuity Commencement Date" is deleted and replaced with the following language:

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

PLEASE CHECK WITH YOUR TAX ADVISER BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE.

In the "Annuity Payouts" section, under the subsection "2. Which Annuity Payout Option do you want to use?" under the subsection "Important Information", that last two bulleted paragraphs are deleted and replaced with the following:

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, variable Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with period certain payouts for 10 years.

- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, variable Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Life Annuity Payout Option.

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

The "Accumulation Unit Value" table is deleted and replaced with the following:

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following audited information from the financial statements of the Separate Account has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information, which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account. No information is shown for Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund Sub-Accounts because, as of December 31, 1999, the Sub-Accounts had not yet commenced operations.

                                                                      YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------
                                                               WITHOUT       WITH THE       WITHOUT
                                                                 THE         OPTIONAL         THE
                                                               OPTIONAL        DEATH        OPTIONAL
                                                                DEATH         BENEFIT        DEATH
                                                               BENEFIT      (UNAUDITED)     BENEFIT
                                                              ----------    -----------    ----------
                                                                 1999          1999           1998
-----------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                  $1.035         $1.048        $1.000
-----------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                        $1.128         $1.127        $1.035
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                 24,759             90         1,915
-----------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                  $1.031         $0.995        $1.000
-----------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                        $0.995         $0.995        $1.031
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                  2,734             --           307
-----------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                  $0.984         $1.073        $1.000
-----------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                        $1.334         $1.334        $0.984
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                  5,292             56           272
-----------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT
 (Inception date March 8, 1994)
Accumulation Unit Value at beginning of period                  $1.008         $0.981        $1.000
-----------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                        $1.046         $1.046        $1.008
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                  4,377             18           523
-----------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT
 (Inception date September 30, 1998)
Accumulation Unit Value at beginning of period                  $1.314         $1.474        $1.000
-----------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                        $1.946         $1.946        $1.314
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                    913             --            10
-----------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT
 (Inception date June 1, 1998)
Accumulation Unit Value at beginning of period                  $1.090         $1.131        $1.000
-----------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                        $1.308         $1.308        $1.090
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                  2,107             17           106
-----------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------
                                                               WITHOUT       WITH THE       WITHOUT
                                                                 THE         OPTIONAL         THE
                                                               OPTIONAL        DEATH        OPTIONAL
                                                                DEATH         BENEFIT        DEATH
                                                               BENEFIT      (UNAUDITED)     BENEFIT
                                                              ----------    -----------    ----------
                                                                 1999          1999           1998
-----------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT
 (Inception date September 30, 1998)
Accumulation Unit Value at beginning of period                  $1.034         $1.045        $1.000
-----------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                        $1.067         $1.066        $1.034
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                    754             --            10
-----------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND SUB-ACCOUNT
 (Inception date May 1, 1987)
Accumulation Unit Value at beginning of period                  $1.045         $1.085        $1.000
-----------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                        $1.240         $1.240        $1.045
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                  5,948              8           250
-----------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL ADVISERS HLS FUND SUB-ACCOUNT
 (Inception date March 1, 1995)
Accumulation Unit Value at beginning of period                  $0.971         $1.046        $1.000
-----------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                        $1.178         $1.178        $0.971
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                  3,383              8            80
-----------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT
 (Inception date July 2, 1990)
Accumulation Unit Value at beginning of period                  $0.924         $1.049        $1.000
-----------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                        $1.273         $1.273        $0.924
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                  5,242             --           140
-----------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND SUB-ACCOUNT
 (Inception date July 15, 1997)
Accumulation Unit Value at beginning of period                  $1.017         $1.164        $1.000
-----------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                        $1.521         $1.520        $1.017
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                  2,065             13            79
-----------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                  $1.016         $1.040        $1.000
-----------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                        $1.050         $1.050        $1.016
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                 11,252             96           725
-----------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                  $1.022         $1.020        $1.000
-----------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                        $1.022         $1.022        $1.022
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                    436             --            10
-----------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT
 (Inception date August 9, 1996)
Accumulation Unit Value at beginning of period                  $0.975         $1.166        $1.000
-----------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                        $1.593         $1.593        $0.975
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                  1,659             23           100
-----------------------------------------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------
                                                               WITHOUT       WITH THE       WITHOUT
                                                                 THE         OPTIONAL         THE
                                                               OPTIONAL        DEATH        OPTIONAL
                                                                DEATH         BENEFIT        DEATH
                                                               BENEFIT      (UNAUDITED)     BENEFIT
                                                              ----------    -----------    ----------
                                                                 1999          1999           1998
-----------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                  $1.037         $1.083        $1.000
-----------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                        $1.223         $1.223        $1.037
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                 11,809             69           849
-----------------------------------------------------------------------------------------------------

HV-2713
333-45301

                                  PARTS A AND B

The Prospectus and Statement of Additional Information (including all financial statements therein) are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 7, by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-45301), as filed on April 10, 2000 and declared effective on May 1, 2000.

A Supplement to the Prospectus, dated October 2, 2000 is included in Part A of this Post-Effective Amendment.

                             DIRECTOR CHOICE ACCESS
                              SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY
      SUPPLEMENT DATED OCTOBER 2, 2000 TO THE PROSPECTUS DATED MAY 1, 2000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

In the section entitled "Definitions," the definition of "Commuted Value" is deleted and replaced with the following:

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

In the "Highlights" section under the sub-section "Can I take out any of my money?", the first paragraph is deleted and replaced with the following language:

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.
--------------------------------------------------------------------------------

In the "Highlights" section, under the subsection "What Annuity Payout Options are available?" the second paragraph is deleted and replaced with the following:

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with a 10 year Period Certain Annuity Option. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. Please consult your Registered Representative or call us.

In the "General Contract Information" section, immediately under the table entitled "Hartford's Ratings" the following paragraph is added:

These ratings apply to Hartford's ability to meets its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

In the "Surrenders" section, under the sub-section entitled "What kinds of surrenders are available?", the paragraph entitled "Partial Surrenders after the Annuity Commencement Date" is deleted and replaced with the following language:

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

PLEASE CHECK WITH YOUR TAX ADVISER BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE.

In the "Annuity Payouts" section, under the subsection "2. Which Annuity Payout Option do you want to use?" under the subsection "Important Information", that last two bulleted paragraphs are deleted and replaced with the following:

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, variable Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with period certain payouts for 10 years.

- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, variable Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Life Annuity Payout Option.

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

The "Accumulation Unit Value" table is deleted and replaced with the following:

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following audited information from the financial statements of the Separate Account has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information, which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account. No information is shown for Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund Sub-Accounts because, as of December 31, 1999, the Sub-Accounts had not yet commenced operations.

                                                                 YEAR ENDED DECEMBER 31,
                                                            ---------------------------------
                                                             WITHOUT THE    WITH THE OPTIONAL
                                                            OPTIONAL DEATH    DEATH BENEFIT
                                                               BENEFIT         (UNAUDITED)
                                                            --------------  -----------------
                                                                 1999             1999
---------------------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST GROWTH AND INCOME PORTFOLIO
 SUB-ACCOUNT
 (Inception date May 3, 1999)
Accumulation unit value at beginning of period                   $1.000           $1.034
---------------------------------------------------------------------------------------------
Accumulation unit value at end of period                         $1.083           $1.083
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of period
 (in thousands)                                                      28               --
---------------------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST STRATEGIC INCOME PORTFOLIO
 SUB-ACCOUNT
 (Inception date May 3, 1999) (effective October 16, 2000,
 closed to new premium payments and transfer of existing
 Contract Values)
Accumulation unit value at beginning of period                   $1.000           $1.005
---------------------------------------------------------------------------------------------
Accumulation unit value at end of period                         $0.975           $0.975
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of period
 (in thousands)                                                      40               --
---------------------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST TACTICAL ALLOCATION
 PORTFOLIO SUB-ACCOUNT
 (Inception date May 3, 1999)
Accumulation unit value at beginning of period                   $1.000           $1.097
---------------------------------------------------------------------------------------------
Accumulation unit value at end of period                         $1.065           $1.065
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of period
 (in thousands)                                                   1,771               33
---------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                   $1.035           $1.048
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $1.128           $1.127
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                      24,759               90
---------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                   $1.031           $0.995
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $0.995           $0.995
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                       2,734               --
---------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                   $0.984           $1.073
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $1.334           $1.334
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                       5,292               56
---------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

                                                                 YEAR ENDED DECEMBER 31,
                                                            ---------------------------------
                                                             WITHOUT THE    WITH THE OPTIONAL
                                                            OPTIONAL DEATH    DEATH BENEFIT
                                                               BENEFIT         (UNAUDITED)
                                                            --------------  -----------------
                                                                 1999             1999
---------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT
 (Inception date March 8, 1994)
Accumulation Unit Value at beginning of period                   $1.008           $0.981
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $1.046           $1.046
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                       4,377               18
---------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT
 (Inception date September 30, 1998)
Accumulation Unit Value at beginning of period                   $1.314           $1.474
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $1.946           $1.946
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         913               --
---------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT
 (Inception date June 1, 1998)
Accumulation Unit Value at beginning of period                   $1.090           $1.131
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $1.308           $1.308
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                       2,107               17
---------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT
 (Inception date September 30, 1998)
Accumulation Unit Value at beginning of period                   $1.034           $1.045
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $1.067           $1.066
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         754               --
---------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND SUB-ACCOUNT
 (Inception date May 1, 1987)
Accumulation Unit Value at beginning of period                   $1.045           $1.085
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $1.240           $1.240
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                       5,948                8
---------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL ADVISERS HLS FUND SUB-ACCOUNT
 (Inception date March 1, 1995)
Accumulation Unit Value at beginning of period                   $0.971           $1.046
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $1.178           $1.178
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                       3,384                8
---------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT
 (Inception date July 2, 1990)
Accumulation Unit Value at beginning of period                   $0.924           $1.049
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $1.273           $1.273
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                       5,242               --
---------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND SUB-ACCOUNT
 (Inception date July 15, 1997)
Accumulation Unit Value at beginning of period                   $1.017           $1.164
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $1.521           $1.520
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                       2,065               13
---------------------------------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                 YEAR ENDED DECEMBER 31,
                                                            ---------------------------------
                                                             WITHOUT THE    WITH THE OPTIONAL
                                                            OPTIONAL DEATH    DEATH BENEFIT
                                                               BENEFIT         (UNAUDITED)
                                                            --------------  -----------------
                                                                 1999             1999
---------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                   $1.016           $1.040
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $1.050           $1.050
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                      11,252               96
---------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                   $1.022           $1.020
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $1.022           $1.022
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         436               --
---------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT
 (Inception date August 9, 1996)
Accumulation Unit Value at beginning of period                   $0.975           $1.166
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $1.593           $1.593
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                       1,659               23
---------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                   $1.037           $1.083
---------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $1.223           $1.223
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                      11,809               69
---------------------------------------------------------------------------------------------

HV-2714
333-45301

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a) All financial statements are included in Part A and Part B of the Registration Statement.

      (b)  (1)   Resolution of the Board of Directors of Hartford Life
                 Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

           (2)   Not applicable.

           (3)   (a)  Principal Underwriter Agreement.(2)

           (3)   (b)  Form of Dealer Agreement.(2)

           (4)   Form of Individual Flexible Premium Variable Annuity
                 Contract.(1)

           (5)   Form of Application.(1)

           (6)   (a)  Certificate of Incorporation of Hartford.(3)

           (6)   (b)  Bylaws of Hartford.(1)

           (7)   Not applicable.

           (8)   Form of Fund Participation Agreement.(4)

           (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel, and Corporate Secretary.

           (10)  Consent of Arthur Andersen LLP, Independent Public Accountants.

           (11)  No financial statements are omitted.

--------

        (1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.

        (2) Incorporated by reference to Post Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

        (3) Incorporated by reference to Post Effective Amendment No. 19, to the Registration Statement File No. 33-73570, filed on April 14, 1997.

        (4) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement File No. 333-91921 filed on August 25, 2000.

           (12)   Not applicable.

           (13)   Not applicable.

           (14)   Not applicable.

           (15)   Copy of Power of Attorney.

           (16)   Organizational Chart.


Item 25.  Directors and Officers of the Depositor

----------------------------------------------------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
----------------------------------------------------------------------------------------------------------------------
David A. Carlson                             Vice President
----------------------------------------------------------------------------------------------------------------------
Peter W. Cummins                             Senior Vice President
----------------------------------------------------------------------------------------------------------------------
Bruce W. Ferris                              Vice President
----------------------------------------------------------------------------------------------------------------------
Timothy M. Fitch                             Vice President and Actuary
----------------------------------------------------------------------------------------------------------------------
Mary Jane B. Fortin                          Vice President & Chief Accounting Officer
----------------------------------------------------------------------------------------------------------------------
David T. Foy                                 Senior Vice President, Chief Financial Officer and Treasurer, Director*
----------------------------------------------------------------------------------------------------------------------
Lynda Godkin                                 Senior Vice President, General Counsel and Corporate Secretary, Director*
----------------------------------------------------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
----------------------------------------------------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
----------------------------------------------------------------------------------------------------------------------
Michael D. Keeler                            Vice President
----------------------------------------------------------------------------------------------------------------------
Robert A. Kerzner                            Senior Vice President
----------------------------------------------------------------------------------------------------------------------
Thomas M. Marra                              President, Director*
----------------------------------------------------------------------------------------------------------------------
Deanne Osgood                                Vice President
----------------------------------------------------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
----------------------------------------------------------------------------------------------------------------------
Lowndes A. Smith                             Chief Executive Officer, Director*
----------------------------------------------------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
----------------------------------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 16.

Item 27.  Number of Contract Owners

          As of July 31, 2000, there were 252,914 Contract Owners.

Item 28.  Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two (DC Variable
            Account I)
          Hartford Life Insurance Company - Separate Account Two (DC Variable
            Account II)
          Hartford Life Insurance Company - Separate Account Two (QP Variable
            Account)
          Hartford Life Insurance Company - Separate Account Two (Variable
            Account "A")
          Hartford Life Insurance Company - Separate Account Two (NQ
            Variable Account)
          Hartford Life Insurance Company - Putnam Capital Manager Trust
            Separate Account
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital Manager
            Trust Separate Account Two
          Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
          Hart Life Insurance Company - Separate Account Two

          American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One
          Servus Life Insurance Company - Separate Account Two

          (b) Directors and Officers of HSD

                                                    Positions and Offices
                      Name                             With Underwriter
                      ----                             ----------------
              David A. Carlson                 Vice President
              Peter W. Cummins                 Senior Vice President
              David T. Foy                     Treasurer
              Lynda Godkin                     Senior Vice President, General Counsel and
                                                     Corporate Secretary
              George R. Jay                    Controller
              Robert A. Kerzner                Executive Vice President
              Thomas M. Marra                  Executive Vice President, Director
              Paul E. Olson                    Supervising Registered Principal
              Lowndes A. Smith                 President and Chief Executive Officer, Director

          Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

          (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES
                                   ----------

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 20th day of September, 2000.

HARTFORD LIFE INSURANCE COMPANY --
SEPARATE ACCOUNT TWO
      (Registrant)

*By: Thomas M. Marra                                *By:  /s/ Marianne O'Doherty
     -------------------------------------------          ----------------------
     Thomas M. Marra, President*                          Marianne O'Doherty
                                                          Attorney-in-Fact

HARTFORD LIFE INSURANCE COMPANY
      (Depositor)

*By: Thomas M. Marra
     -------------------------------------------
     Thomas M. Marra, President*


Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer and Treasurer, Director*
Lynda Godkin, Senior Vice President, General
     Counsel and Corporate Secretary, Director*
Thomas M. Marra, President,                         By:  /s/ Marianne O'Doherty
     Director*                                           ----------------------
Lowndes A. Smith,  Chief                                 Marianne O'Doherty
     Executive Officer, Director*                        Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President,
     Director*                                      Date: September 20, 2000
David M. Znamierowski, Senior Vice President and
     Chief Investment Officer, Director*

333-45301

                                  EXHIBIT INDEX


(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel Corporate Secretary.

(10)     Consent of Arthur Andersen LLP, Independent Public Accountants.

(15)     Copy of Power of Attorney.

(16)     Organizational Chart.